Discontinued operations and assets held for sale - Jyseleca, Gain on disposal of subsidiaries (Details)	12 Months Ended
Dec. 31, 2024 EUR (€)
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
contribution for R&D costs payable by us to Alfasigma	€ (40,000,000)
Jyseleca Business [member]
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Upfront Payment Received Income	50,000,000
Settlement for net cash and working capital	9,835,000
Additional Adjustment Working Capital To Be Settled	(750,000)
Net assets disposed of	(9,537,000)
Effect of cumulative translation adjustments reclassified from equity on loss of control	(4,095,000)
Fair Value Of The Future Earn Outs Payable By Alfasigma	47,035,000
contribution for R&D costs payable by us to Alfasigma	(40,000,000)
Gain on disposal of subsidiaries	€ 52,488,000